Vessels - Charter hire expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 10,822
2020	10,852
2021	10,822
2022	10,526
Total minimum commitments	$ 43,022